T. ROWE PRICE DIVIDEND GROWTH ETF

March 31, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.2%
COMMUNICATION SERVICES 1.2%
Wireless Telecommunication Services 1.2%
T-Mobile US	35,413	9,445
Total Communication Services		9,445
CONSUMER DISCRETIONARY 6.4%
Hotels, Restaurants & Leisure 3.1%
Hilton Worldwide Holdings	37,998	8,646
Marriott International, Class A	8,523	2,030
McDonald's	28,527	8,911
Yum! Brands	30,094	4,736
		24,323
Specialty Retail 2.9%
Home Depot	28,774	10,545
Ross Stores	69,813	8,921
Tractor Supply	61,643	3,397
		22,863
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Class B	43,253	2,746
		2,746
Total Consumer Discretionary		49,932
CONSUMER STAPLES 8.1%
Beverages 1.4%
Coca-Cola	148,040	10,603
PepsiCo	1,130	169
		10,772
Consumer Staples Distribution & Retail 2.4%
Costco Wholesale	4,670	4,417
Target	13,278	1,386
Walmart	143,479	12,596
		18,399
Food Products 0.9%
Mondelez International	105,071	7,129
		7,129
Household Products 1.1%
Colgate-Palmolive	92,690	8,685
		8,685

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Personal Care Products 1.2%
Kenvue	390,726	9,370
		9,370
Tobacco 1.1%
Philip Morris International	52,406	8,318
		8,318
Total Consumer Staples		62,673
ENERGY 5.0%
Energy Equipment & Services 0.7%
Schlumberger	138,718	5,798
		5,798
Oil, Gas & Consumable Fuels 4.3%
ConocoPhillips	68,862	7,232
EOG Resources	39,618	5,081
EQT	94,779	5,064
Exxon Mobil	96,570	11,485
Williams	74,487	4,451
		33,313
Total Energy		39,111
FINANCIALS 19.6%
Banks 4.9%
Bank of America	274,662	11,462
JPMorgan Chase	84,679	20,772
Wells Fargo	81,994	5,886
		38,120
Capital Markets 3.5%
Charles Schwab	123,666	9,681
Goldman Sachs Group	7,778	4,249
Morgan Stanley	74,596	8,703
S&P Global	9,713	4,935
		27,568
Consumer Finance 1.3%
American Express	38,215	10,281
		10,281
Financial Services 3.0%
Visa, Class A	65,491	22,952
		22,952
Insurance 6.9%
Aon, Class A	8,166	3,259
Chubb	55,274	16,692

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Hartford Insurance Group	46,153	5,710
Marsh & McLennan	61,509	15,010
MetLife	28,429	2,283
Progressive	36,255	10,261
		53,215
Total Financials		152,136
HEALTH CARE 14.7%
Biotechnology 1.2%
AbbVie	44,716	9,369
		9,369
Health Care Equipment & Supplies 2.8%
Becton Dickinson	37,057	8,488
GE HealthCare Technologies	52,272	4,219
Stryker	24,259	9,030
		21,737
Health Care Providers & Services 5.0%
Cigna	10,088	3,319
Elevance Health	13,564	5,900
McKesson	16,099	10,835
Quest Diagnostics	34,676	5,867
UnitedHealth Group	23,970	12,554
		38,475
Life Sciences Tools & Services 2.4%
Danaher	35,602	7,299
Thermo Fisher Scientific	22,959	11,424
		18,723
Pharmaceuticals 3.3%
AstraZeneca, ADR	120,799	8,879
Eli Lilly	16,388	13,535
Zoetis	18,700	3,079
		25,493
Total Health Care		113,797
INDUSTRIALS & BUSINESS SERVICES 16.5%
Aerospace & Defense 4.4%
GE Aerospace	80,668	16,146
Howmet Aerospace	72,379	9,390
Northrop Grumman	16,784	8,593
		34,129
Building Products 0.7%
Trane Technologies	15,300	5,155
		5,155

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Commercial Services & Supplies 1.2%
Waste Connections	48,220	9,412
		9,412
Electrical Equipment 0.9%
GE Vernova	10,441	3,187
Rockwell Automation	15,689	4,054
		7,241
Ground Transportation 2.2%
CSX	149,330	4,395
Old Dominion Freight Line	30,300	5,013
Union Pacific	34,308	8,105
		17,513
Industrial Conglomerates 2.6%
Honeywell International	40,261	8,525
Roper Technologies	19,788	11,667
		20,192
Machinery 2.4%
Cummins	6,227	1,952
Deere	16,720	7,848
Illinois Tool Works	10,481	2,599
Otis Worldwide	28,492	2,940
Stanley Black & Decker	39,447	3,033
		18,372
Professional Services 2.1%
Automatic Data Processing	17,672	5,399
Booz Allen Hamilton Holding	8,262	864
Broadridge Financial Solutions	40,395	9,794
		16,057
Total Industrials & Business Services		128,071
INFORMATION TECHNOLOGY 18.7%
Electronic Equipment, Instruments & Components 1.6%
Amphenol, Class A	125,081	8,204
TE Connectivity	32,492	4,592
		12,796
IT Services 1.3%
Accenture, Class A	32,036	9,996
		9,996
Semiconductors & Semiconductor Equipment 5.3%
Analog Devices	38,666	7,798
Applied Materials	33,071	4,799
Broadcom	46,651	7,811

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
KLA	11,668	7,932
Microchip Technology	3,495	169
QUALCOMM	25,061	3,850
Taiwan Semiconductor Manufacturing, ADR	22,068	3,663
Texas Instruments	28,152	5,059
		41,081
Software 5.6%
Intuit	5,317	3,264
Microsoft	106,201	39,867
		43,131
Technology Hardware, Storage & Peripherals 4.9%
Apple	171,430	38,080
		38,080
Total Information Technology		145,084
MATERIALS 3.4%
Chemicals 2.8%
Linde	24,000	11,175
RPM International	21,644	2,504
Sherwin-Williams	21,590	7,539
		21,218
Containers & Packaging 0.6%
Avery Dennison	27,023	4,810
		4,810
Total Materials		26,028
REAL ESTATE 2.0%
Industrial REITs 0.0%
Rexford Industrial Realty, REIT	3,838	150
		150
Residential REITs 1.1%
Equity Residential, REIT	119,262	8,537
		8,537
Specialized REITs 0.9%
American Tower, REIT	32,977	7,176
		7,176
Total Real Estate		15,863
UTILITIES 3.6%
Electric Utilities 0.7%
NextEra Energy	83,682	5,932
		5,932

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Gas Utilities 0.8%
Atmos Energy	39,017	6,031
		6,031
Multi-Utilities 2.1%
Ameren	92,538	9,291
CMS Energy	90,294	6,782
		16,073
Total Utilities		28,036
Total Common Stocks (Cost $688,886)		770,176
SHORT-TERM INVESTMENTS 0.8%
Money Market Funds 0.8%
State Street Institutional U.S. Government Money Market Fund, 4.29% (1)	6,428,802	6,429
Total Short-Term Investments (Cost $6,429)		6,429
Total Investments in Securities 100.0% of Net Assets (Cost $695,315)		$776,605
Other Assets Less Liabilities (0.0%)		(253)
Net Assets 100.0%		$776,352

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Seven-day yield
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE DIVIDEND GROWTH ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Dividend Growth ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

T. ROWE PRICE DIVIDEND GROWTH ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On March 31, 2025, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
ETF786-054Q1
03/25